March 5, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:                  BNY Mellon Investment Funds II, Inc.

-    BNY Mellon Alternative Diversifier Strategies Fund

-    BNY Mellon Global Emerging Markets Fund

-    BNY Mellon Yield Enhancement Strategy Fund (the "Funds")

            1933 Act File No.:  333-192305
            1940 Act File No.:  811-22912
            CIK No.:  0001591556

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of  Statement of Additional Information for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 53 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 23, 2021.

Please address any comments or questions to my attention at 212-922-6833.

Sincerely,

/s/ Beth Larkin

Beth Larkin

Lead Analyst